Equity (Details) - Schedule of activity during the year ended	3 Months Ended
Mar. 31, 2023 $ / shares shares
Warrants [Member]
Equity (Details) - Schedule of activity during the year ended [Line Items]
Outstanding, Beginning Balance | shares	3,247,500
Weighted-Average Exercise Price, Beginning Balance | $ / shares	$ 3
Weighted-Average Life (years), Beginning Balance	3 years 7 months 17 days
Outstanding, Grants | shares
Weighted-Average Exercise Price, Grants | $ / shares
Weighted-Average Life (years), Grants
Outstanding, Exercised | shares
Weighted-Average Exercise Price, Exercised | $ / shares
Weighted-Average Life (years), Exercised
Outstanding, Expired | shares
Weighted-Average Exercise Price, Expired | $ / shares
Weighted-Average Life (years), Expired
Outstanding, Ending Balance | shares	3,247,500
Weighted-Average Exercise Price, Ending Balance | $ / shares	$ 3
Weighted-Average Life (years), Ending Balance	2 months 8 days
Stock Option [Member]
Equity (Details) - Schedule of activity during the year ended [Line Items]
Outstanding, Beginning Balance | shares	2,394,150
Weighted-Average Exercise Price, Beginning Balance | $ / shares	$ 7.18
Weighted-Average Life (years), Beginning Balance	9 years 1 month 9 days
Outstanding, Grants | shares	22,000
Weighted-Average Exercise Price, Grants | $ / shares	$ 6.92
Weighted-Average Life (years), Grants	10 years
Outstanding, Exercised | shares
Weighted-Average Exercise Price, Exercised | $ / shares
Weighted-Average Life (years), Exercised
Outstanding, Forfeited | shares	(10,000)
Weighted-Average Exercise Price, Forfeited | $ / shares	$ 5
Weighted-Average Life (years), Forfeited
Outstanding, Expired | shares
Weighted-Average Exercise Price, Expired | $ / shares
Weighted-Average Life (years), Expired
Outstanding, Ending Balance | shares	2,406,150
Weighted-Average Exercise Price, Ending Balance | $ / shares	$ 7.21
Weighted-Average Life (years), Ending Balance	8 years 10 months 28 days
Outstanding, Ending Balance | shares	1,478,155
Weighted-Average Exercise Price, Ending Balance | $ / shares	$ 5.65
Weighted-Average Life (years), Ending Balance	8 years 7 months 17 days